Summary of Stock Option activity (Details)	3 Months Ended
Dec. 31, 2015 $ / shares shares
Stock Option Shares
Outstanding Options at September 30, 2015	10,387,500
Granted Options	500,000
Canceled Options	0
Expired Options	0
Exercised Options	0
Outstanding Options at December 31, 2015	10,887,500
Exercisable Options at December 31, 2015	10,887,500
Stock Option Weighted Average Exercise Price
Outstanding Options at September 30, 2015 - Weighted Average Exercise Price | $ / shares	$ 0.28
Granted Options - Weighted Average Exercise Price | $ / shares	0.056
Outstanding Options at December 31, 2015 - Weighted Average Exercise Price | $ / shares	0.27
Exercisable Options at December 31, 2015 - Weighted Average Exercise Price | $ / shares	$ 0.27